Schedule of Investments July 31, 2021 (Unaudited)

Jackson Square International Growth Fund

Description	Shares	Value
COMMON STOCKS - 98.8%
Australia - 3.6%
Atlassian - Class A*	1,421	$461,996

Brazil - 7.4%
Arco Platform - Class A*	7,702	224,128
MercadoLibre*	301	472,179
StoneCo - Class A*	4,001	235,419

		931,726

Canada - 3.1%
Shopify - Class A*	264	395,981

China - 4.1%
Bilibili - ADR*	3,479	297,733
GDS Holdings - Class A - ADR*	3,776	222,633

		520,366

Denmark - 6.7%
DSV (a)	2,041	497,524
Vestas Wind Systems (a)	9,435	347,912

		845,436

France - 17.5%
Airbus* (a)	3,279	449,778
L’Oreal (a)	768	351,356
LVMH Moet Hennessy Louis Vuitton (a)	700	560,469
Safran (a)	2,344	306,771
Sartorius Stedim Biotech (a)	953	544,016

		2,212,390

Germany - 6.6%
Delivery Hero* (a)	1,966	293,903
Puma (a)	2,560	314,035
Zalando* (a)	2,088	232,003

		839,941

Israel - 7.1%
Fiverr International*	1,601	398,505
Wix.com*	1,698	507,091

		905,596

Italy - 1.5%
Stevanato Group*	9,624	194,308

Japan - 8.8%
Freee KK* (a)	4,425	379,839
MonotaRO (a)	13,466	309,755
Recruit Holdings (a)	8,141	421,953

		1,111,547

Netherlands - 8.2%
Adyen* (a)	189	512,201
ASML Holding (a)	682	521,312

		1,033,513

Singapore - 2.4%
Sea - ADR*	1,095	302,395

Switzerland - 6.4%
Lonza Group (a)	683	531,802
Zur Rose Group*	743	276,416

		808,218

Taiwan - 4.4%
Taiwan Semiconductor Manufacturing - ADR	4,809	560,922

United Kingdom - 9.0%
Experian (a)	10,471	460,997
Farfetch - Class A*	7,964	399,156
Intertek Group (a)	3,987	285,654

		1,145,807

United States - 2.0%
Lululemon Athletica*	642	256,909

TOTAL COMMON STOCKS (Cost $10,899,012)		12,527,051

SHORT-TERM INVESTMENT - 0.4%
Money Market Deposit Account - 0.4%
U.S. Bank N.A., 0.00% (b)
Total Money Market Deposit Account	50,912	50,912

TOTAL SHORT-TERM INVESTMENT (Cost $50,912)		50,912

Total Investments - 99.2% (Cost $10,949,924)		12,577,963
Other Assets and Liabilities, Net - 0.8%		95,960

Total Net Assets - 100.0%		$12,673,923

*	Non-income producing security.
ADR	- American Depositary Receipt
(a)	Level 2 Security.
(b)	The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of July 31, 2021.

At July 31, 2021, the sector diversification for the Fund was as follows:

% of
Sector	Net Assets
Information Technology#	30.0%
Consumer Discretionary	24.8%
Industrials	24.3%
Health Care	10.0%
Consumer Staples	5.0%
Communication Services	4.7%
Short-Term Investment	0.4%
Other Assets and Liabilities, Net	0.8%

Total	100.0%

#

As of July 31, 2021, the Fund has a significant portion of its assets invested in this sector and therefore is subject to additional risks. The information technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual propety issues.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of July 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$5,205,771	$7,321,280	$—	$12,527,051
Short-Term Investment	50,912	—	—	50,912

Total Investments in Securities	$5,256,683	$7,321,280	$—	$12,577,963

Refer to the Schedule of Investments for further information on the classification of investments.